Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Designated as at FVTPL	$ 569.8	$ 6,451.1
Financial liabilities at FVTPL	26.7	191.1
Financial assets at FVTPL, Held for trading	569.8	153.4
Available-for-sale financial assets	98,248.5	71,891.3
Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	148.3
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL		6,451.1
Financial liabilities at FVTPL		191.1
Available-for-sale financial assets	93,374.2	67,788.8
Hedging derivative financial assets	34.4
Measured at fair value on a recurring basis [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	148.3
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	10,264.1	11,543.7
Hedging derivative financial assets	27.0
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL		6,451.1
Financial liabilities at FVTPL		191.1
Available-for-sale financial assets	83,110.1	56,245.1
Hedging derivative financial assets	7.4
Measured at fair value on a recurring basis [member] | Level 2 [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	148.3
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL, Held for trading	26.7	91.6
Financial liabilities at FVTPL, Designated as at FVTPL		99.5
Financial assets at FVTPL, Held for trading	569.8	142.4
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial liabilities	15.6
Hedging derivative financial assets	7.4
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL, Held for trading	26.7	91.6
Financial liabilities at FVTPL, Designated as at FVTPL		99.5
Financial assets at FVTPL, Held for trading	569.8	142.4
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial liabilities	15.6
Hedging derivative financial assets	7.4
Measured at fair value on a recurring basis [member] | Cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Held for trading		11.0
Measured at fair value on a recurring basis [member] | Cross currency swap contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Held for trading		11.0
Measured at fair value on a recurring basis [member] | Time deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Designated as at FVTPL		6,297.7
Measured at fair value on a recurring basis [member] | Time deposits [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Designated as at FVTPL		6,297.7
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	40,165.2	29,999.5
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	40,165.2	29,999.5
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	29,235.4	14,880.5
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	29,235.4	14,880.5
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	13,459.5	11,254.7
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	13,459.5	11,254.7
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	7,817.7	8,457.4
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	7,716.0	8,347.0
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	101.7	110.4
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	2,548.1	3,196.7
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	2,548.1	3,196.7
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	27.0	5.6
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	$ 27.0	$ 5.6